FINANCIAL ASSETS AND LIABILITIES - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
Cash and bank accounts	R$ 209,479	R$ 307,819
Savings account	431,011	974,198
Financial investments	14,017,991	12,019,699
Cash and cash equivalents	R$ 14,658,481	R$ 13,301,716	[1]	R$ 16,174,130		R$ 13,642,918

[1]	Amounts after the reclassification of the discontinued operation.